CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
CONDENSED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY
Sales of 10,000,000 Units, net of underwriter discounts and fees (in shares)	10,000,000	10,000,000	10,000,000
Sale of Private Warrants, shares	3,250,000